Capital management	6 Months Ended
Jun. 30, 2024
Capital management
Capital management

9.    Capital management

As of June 30, 2024 and December 31, 2023 total equity in percent of total assets was 44.8% and 43.7%, respectively, and debt and lease liabilities (including amounts directly associated with assets held for sale) in percent of total assets was 34.7% and 35.9%, respectively.

The Company’s financing structure and business model are reflected in its credit ratings. The Company is rated investment grade by Standard & Poor’s, Moody’s and Fitch. On May 17 2024, Moody’s affirmed the Baa3 corporate credit rating and changed the outlook from negative to stable. On May 23, 2024, Standard and Poor’s affirmed the BBB- corporate credit rating and changed the outlook from negative to stable.

The Company’s current corporate credit ratings and outlooks from the credit rating agencies are provided in the table below:

Rating (1)

	Standard & Poor´s	Moody´s	Fitch

Corporate credit rating	BBB-	Baa3	BBB-
Outlook	stable	stable	negative

(1)	A rating is not a recommendation to buy, sell or hold securities of the Company, and may be subject to suspension, change or withdrawal at any time by the assigning rating agency.